Stock-Based Compensation - Share-Based Compensation Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 07, 2013	May 07, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares Outstanding, Beginning balance
Options granted	1,625,476	2,951,876
Options exercised
Options forfeited
Options expired
Number of Shares Outstanding, Ending balance	1,625,476
Exercisable - December 31, 2013	591,812
Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Options granted	$ 1.76
Weighted Average Exercise Price, Options exercised
Weighted Average Exercise Price, Options forfeited
Weighted Average Exercise Price, Options expired
Weighted Average Exercise Price, Ending balance	$ 1.76
Weighted Average Exercise Price, Exercisable - December 31, 2013	$ 1.66		$ 5.90	$ 1.66
Average Remaining Contractual Life - December 31, 2013	9 years 4 months 10 days
Average Remaining Contractual Life, Exercisable - December 31, 2013	9 years 4 months 6 days
Aggregate Intrinsic Value, Outstanding - December 31, 2013	$ 7,590
Aggregate Intrinsic Value, Exercisable - December 31, 2013	$ 2,825